UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III       New York, New York           11/14/12
-----------------------------      -------------------      ----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          36
                                               -------------

Form 13F Information Table Value Total:         181,483
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

Note: The information provided herein with respect to Warrants is based on (i) the number of Warrants held by the Reporting Manager as of September 28, 2012 and (ii) the price of such Warrants as reported by Bloomberg as of September 28, 2012.



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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADA ES INC               COM              005208103    1,449    61,377 SH       SOLE                   61,377      0    0
AMERICAN ELEC PWR INC    COM              025537101      949    21,600 SH       SOLE                   21,600      0    0
ALLETE INC               COM NEW          018522300    3,757    90,000 SH       SOLE                   90,000      0    0
BLACK HILLS CORP         COM              092113109    1,956    55,000 SH       SOLE                   55,000      0    0
CMS ENERGY CORP          COM              125896100    3,836   162,900 SH       SOLE                  162,900      0    0
CENTERPOINT ENERGY INC   COM              15189T107    3,129   146,900 SH       SOLE                  146,900      0    0
CANADIAN PAC RY LTD      COM              13645T100    8,128    98,052 SH       SOLE                   98,052      0    0
DTE ENERGY CO            COM              233331107    1,936    32,300 SH       SOLE                   32,300      0    0
CAL DIVE INTL INC DEL    COM              12802T101    1,582 1,034,277 SH       SOLE                1,034,277      0    0
DIREXION SHS ETF TR      DLY ENRGY BEAR3X 25459W342    1,660   217,000 SH       SOLE                  217,000      0    0
AGL RES INC              COM              001204106    3,743    91,500 SH       SOLE                   91,500      0    0
HERCULES OFFSHORE INC    COM              427093109    2,374   487,054 SH       SOLE                  487,054      0    0
KIOR INC                 CL A             497217109    4,219   453,646 SH       SOLE                  453,646      0    0
KANSAS CITY SOUTHERN     COM NEW          485170302    8,606   113,562 SH       SOLE                  113,562      0    0
CROSSTEX ENERGY INC      COM              22765Y104    7,206   513,634 SH       SOLE                  513,634      0    0
MANITOWOC INC            COM              563571108    3,554   266,430 SH       SOLE                  266,430      0    0
MARATHON PETE CORP       COM              56585A102   16,434   301,037 SH       SOLE                  301,037      0    0
MARATHON PETE CORP       COM              56585A102    5,459     1,000 SH  CALL SOLE                    1,000      0    0
MIDDLESEX WATER CO       COM              596680108      310    16,186 SH       SOLE                   16,186      0    0
MUELLER WTR PRODS INC    COM SER A        624758108    3,431   700,295 SH       SOLE                  700,295      0    0
NRG ENERGY INC           COM NEW          629377508   14,113   659,805 SH       SOLE                  659,805      0    0
NATIONAL FUEL GAS CO N J COM              636180101    2,249    41,613 SH       SOLE                   41,613      0    0
NEXTERA ENERGY INC       COM              65339F101    1,934    27,500 SH       SOLE                   27,500      0    0
NISOURCE INC             COM              65473P105   12,567   493,229 SH       SOLE                  493,229      0    0
NORTHEAST UTILS          COM              664397106   12,329   322,500 SH       SOLE                  322,500      0    0
OWENS CORNING NEW        COM              690742101    9,536   285,003 SH       SOLE                  285,003      0    0
PPL CORP                 COM              69351T106    6,658   229,177 SH       SOLE                  229,177      0    0
QUESTAR CORP             COM              748356102    1,586    78,000 SH       SOLE                   78,000      0    0
ROCKWOOD HLDGS INC       COM              774415103    6,333   135,906 SH       SOLE                  135,906      0    0
SEMGROUP CORP            CL A             81663A105   13,047   354,064 SH       SOLE                  354,064      0    0
SEMGROUP CORP            *W EXP 11/30/201 81663A113      134    10,000 SH  CALL SOLE                   10,000      0    0
SEMPRA ENERGY            COM              816851109    2,231    34,600 SH       SOLE                   34,600      0    0
U S G CORP               COM NEW          903293405    3,364   153,278 SH       SOLE                  153,278      0    0
UNITED RENTALS INC       COM              911363109    4,740   144,911 SH       SOLE                  144,911      0    0
WGL HLDGS INC            COM              92924F106    4,428   110,016 SH       SOLE                  110,016      0    0
WISCONSIN ENERGY CORP    COM              976657106    2,516    66,786 SH       SOLE                   66,786      0    0
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